Shareholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Shareholders’ Equity [Abstract]
Schedule of Activities for the Company’s RSUs

A summary of the activities for the Company’s RSUs for the three and six months ended June 30, 2023 is as follow:

	As of
	June 30, 2023		December 31, 2022
	Number of RSUs	Weighted Average Grant Price	Number of RSUs	Weighted Average Grant Price
Outstanding, beginning of period/year	5,000,000	$2.47	—	$—
Granted	—	$—	5,000,000	$2.47
Outstanding, end of period/year	5.000.000	$2.47	5,000,000	$2.47
A summary of the activities for the Company’s RSUs for the year ended December 31, 2022 is as follow:
	Year ended December 31, 2022
	Number of RSUs	Weighted Average Grant Price
Outstanding, beginning of year	—	$—
Granted	5,000,000	$2.47
Outstanding, end of year	5,000,000	$2.47